Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2013	2012	2011
Mortgage servicing rights:
Carrying amount, net, beginning of year	$7,763	$9,301	$10,488
Additions	2,436	3,399	1,659
Amortization	(2,479)	(3,634)	(2,573)
Change in valuation allowance	1,293	(1,303)	(273)
Carrying amount, net, end of year	$9,013	$7,763	$9,301
Valuation allowance:
Beginning of year	$2,324	$1,021	$748
Change in valuation allowance	(1,293)	1,303	273
End of year	$1,031	$2,324	$1,021